SEGMENT INFORMATION - Long-Lived Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-lived Assets [Line Items]
Total long-lived assets	$ 6,298,815	$ 6,565,366	$ 6,725,708
Macau [Member]
Long-lived Assets [Line Items]
Total long-lived assets	5,522,756	5,752,786	6,068,502
The Philippines [Member]
Long-lived Assets [Line Items]
Total long-lived assets	88,950	118,495	141,765
Cyprus [Member]
Long-lived Assets [Line Items]
Total long-lived assets	586,753	663,633	485,570
Sri Lanka [Member]
Long-lived Assets [Line Items]
Total long-lived assets	73,945	0	0
Hong Kong and other [Member]
Long-lived Assets [Line Items]
Total long-lived assets	$ 26,411	$ 30,452	$ 29,871